INCOME TAX (Schedule of Income Tax Expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Current:
Federal
Deferred taxes (benefit):
Federal	(247,000)	456,000
State	(108,000)	134,000
Income tax provision (benefit)	$ (355,000)	$ 590,000